UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Miller & Jacobs Capital, LLC
Address:       5013 Chandler's Wharf
               Suite 2, Lot 13
               Gallows Bay Marketplace
               Christiansted, Virgin Islands 00820

Form 13F File Number: 28-10738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey A. Miller and Eric D. Jacobs
Title:         Managing Owners
Phone:         340-773-1300

Signature, Place, and Date of Signing:

/s/ Jeffrey A. Miller      Christiansted, Virgin Islands      05/13/08

----------------------     -----------------------------      -----------------

/s/ Eric D. Jacobs         Christiansted, Virgin Islands      05/13/08


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     028-12983                   American Independence Financial Services LLC


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

                              TITLE OF                      VALUE     SHRS/     SH/ PUT/    INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)  PRN AMT   PRN  CALL   DSCRTN     MANAGERS   SOLE   SHARED NONE
--------------------------------------------------------------------- --------------------------------------------------------------
ACE LTD                        ORD              G0070K103        826     15,000 SH          SOLE       N/A       15,000
AFFILIATED MANAGERS GROUP      COM              008252108        907     10,000 SH          SOLE       N/A       10,000
ALLIANCEBERNSTEIN HLDGS LP     UNIT LTD PARTN   01881G106        634     10,000 SH          SOLE       N/A       10,000
AMERICAN CMNTY BANKSHARES      COM              02520W106        693     77,571 SH          SOLE       N/A       77,571
AMERISAFE INC                  COM              03071H100        731     57,843 SH          SOLE       N/A       57,843
BANK OF NEW YORK MELLON CO     COM              064058100        626     15,000 SH          SOLE       N/A       15,000
BARCLAYS PLC-ADR               ADR              0637E204         543     15,000 SH          SOLE       N/A       15,000
BLACKSTONE GROUP LP UNIT R     COM UNIT LTD     09253U108        635     40,000 SH          SOLE       N/A       40,000
CHARLES SCHWAB CORP            COM              808513105        659     35,000 SH          SOLE       N/A       35,000
CME GROUP INC                  COM              12572Q105        469      1,000 SH          SOLE       N/A        1,000
COMERICA INC                   COM              200340107      1,373     39,135 SH          SOLE       N/A       39,135
EVERCORE PARTNERS INC          CL A             29977A105        355     20,000 SH          SOLE       N/A       20,000
FRANKLIN RESOURCES INC         COM              354613101      1,410     14,539 SH          SOLE       N/A       14,539
INTERACTIVE BROKERS GROUP      COM              45841N107        770     30,000 SH          SOLE       N/A       30,000
LAZARD LTD                     SHS A            G54050102      3,400     89,000 SH          SOLE       N/A       89,000
LEHMAN BROTHERS HOLDINGS       COM              524908100         57     20,000 CALL        SOLE       N/A       20,000
LEHMAN BROTHERS HOLDINGS       COM              524908100        753     20,000 SH          SOLE       N/A       20,000
MF GLOBAL LTD                  SHS              G60642108        248     25,000 SH          SOLE       N/A       25,000
MGIC INVESTMENT CORP           COM              552848103        211     20,000 SH          SOLE       N/A       20,000
NASDAQ STOCK MARKET INC        COM              631103108        773     20,000 SH          SOLE       N/A       20,000
NATIONAL CITY CORP             COM              635405103        498     50,000 SH          SOLE       N/A       50,000
NYMEX HOLDINGS INC             COM              62948N104        453      5,000 SH          SOLE       N/A        5,000
OCH ZIFF CAPITAL MANAGEMEN     CL A             67551U105      1,475     70,215 SH          SOLE       N/A       70,215
OLD LINE BANCSHARES INC        COM              67984M100        820    101,230 SH          SOLE       N/A      101,230
PENSON WORLWIDE INC            COM              709600100        185     20,000 SH          SOLE       N/A       20,000
ROYAL BANK OF SCOTLAND         ADR              780097721        669    100,000 SH          SOLE       N/A      100,000
SECTOR SPDR TRUST              SBI INT-FINL     81369Y605        622     25,000 SH          SOLE       N/A       25,000
THE TRAVELERS COMPANIES INC    COM              89417E109      1,675     35,000 SH          SOLE       N/A       35,000
WSB FINL GROUP INC             COM              92933E108        408     80,819 SH          SOLE       N/A       80,819

                          29                                 22,876

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:         22,876
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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